OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES AND PREPAID EXPENSES
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 8: — OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2025	2024
Prepaid expenses	$834	$650
Government authorities	395	542
Accrued interest	33	28
Other	297	61
	$1,559	$1,281